CONSOLIDATED BALANCE SHEETS $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Current assets
Cash and cash equivalents	$ 128.0	$ 39.9
Restricted cash	35.2	34.2
Accounts receivable	878.9	1,003.8
Contract assets	109.2	139.6
Income taxes	23.2	16.4
Inventories	272.3	302.3
Other current assets	150.7	173.8
Total current assets	1,597.5	1,710.0
Non-current assets
Property, plant and equipment	3,039.2	3,034.3
Intangible assets	3,375.2	3,401.3
Right-of-use assets	343.4	349.7
Goodwill	550.1	550.1
Derivative financial instruments	57.9	148.4
Investments		1,530.0
Promissory notes from the parent corporation	996.0	996.0
Other assets	510.2	509.6
Total non-current assets	8,872.0	10,519.4
Total assets	10,469.5	12,229.4
Current liabilities
Bank indebtedness		3.0
Accounts payable, accrued charges and provisions	953.4	981.4
Deferred revenue	353.6	353.8
Deferred subsidies	35.2	34.2
Income taxes	45.4	36.2
Current portion of long-term debt	491.6	400.0
Current portion of lease liabilities	110.3	108.5
Total current liabilities	1,989.5	1,917.1
Non-current liabilities
Long-term debt	6,301.5	7,182.3
Lease liabilities	263.0	270.0
Subordinated loan from the parent corporation		1,530.0
Derivative financial instruments	33.6	7.2
Deferred income taxes	822.4	764.6
Other liabilities	232.0	219.2
Total non-current liabilities	7,652.5	9,973.3
Equity
Capital stock	312.9	312.9
Retained earnings	490.8	87.4
Accumulated other comprehensive income (loss)	23.7	(61.4)
Equity attributable to the shareholder	827.4	338.9
Non-controlling interests	0.1	0.1
Total equity	827.5	339.0
Commitments and contingencies
Total liabilities and equity	$ 10,469.5	$ 12,229.4